Offerings - Offering: 1	Mar. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99699
Maximum Aggregate Offering Price	$ 747,742,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,479.38
Offering Note	The pricing supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $747,742,500.